SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION [Abstract]
Reconciliation of non-current assets by geographical location
	2019	2018
	US$	US$
United States of America	2,291,316	745,999
	2,291,316	745,999